CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	65,519	272,822
Accounts receivable	215,772	48,639
Bills receivable	10,932	9,550
Inventories	155,008	176,023
Prepaid expenses and other current assets	65,545	53,706
Amounts due from related parties	4,466
Income tax receivable	674	674
Deferred tax assets	2,019	2,439
Total current assets	519,935	563,853
Property, plant and equipment, net	96,929	663,946
Land use rights	86,527	87,568
Deferred tax assets	3,294	4,609
Goodwill		18,674
Total assets	706,685	1,338,650
Current liabilities:
Short term bank loans	110,000	60,000
Accounts payable	98,347	79,163
Accounts payable for property, plant and equipment	65,228	47,153
Accrued expenses and other payables	60,501	61,074
Amounts due to related parties	66,243	30,709
Income tax payable	11,614	10,075
Total current liabilities	411,933	288,174
Deferred tax liabilities	11,285	9,766
Income tax payable	10,547	9,762
Contingent consideration liabilities, excluding current portion	10,261	13,585
Deferred rebate income, excluding current portion	11,040	15,450
Total liabilities	455,066	336,737
Commitments and contingencies
Shareholders' equity:
Ordinary shares Par value: HKD0.00001 (RMB0.0000097) Authorized: 38,000,000,000 shares Issued and outstanding: 190,831,943 shares as of December 31, 2010 and 2011	2	2
Additional paid-in capital	1,541,838	1,547,035
Accumulated other comprehensive losses	(63,569)	(59,159)
Accumulated deficit	(1,217,439)	(469,758)
Treasury stock-10,145,200 shares as of December 31, 2010 and 2011, at cost	(32,972)	(32,972)
Total equity attributable to the Company	227,860	985,148
Non-controlling interests	23,759	16,765
Total shareholders' equity	251,619	1,001,913
Total liabilities and shareholders' equity	706,685	1,338,650